VISIO 2020-1 DEPOSITOR LLC ABS-15G

Exhibit 99.10

Data Compare - DS-135328

AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment	Alternate Loan ID